Deposits by Customers - Schedule of Deposits by Customers (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of deposits from customers [line items]
Deposits from customers	£ 180,617	£ 178,090
Equity Index Linked Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	1,122	1,176
Capital amount guaranteed or protected	1,122	1,176
Capital amount of return guaranteed	£ 20	£ 28